Supplementary cash flow information	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Supplementary cash flow information	Supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2023	2022
	$	$

Depreciation and depletion	402,371	383,852
Impairment (reversal of impairment) of long-lived assets (Note 10)	322,148	(909)
Deferred income tax recovery (Note 20)	(11,336)	(3,917)
Share of net income of associates (Note 11)	(19,871)	(10,183)
Write-down of mineral property interests (Note 10)	19,905	12,366
Share-based payments (Note 15)	18,174	24,676
Non-cash interest and financing expense	13,925	10,842
Change in fair value of gold stream obligation (Note 18)	12,300	—
Restructuring charges (Note 10)	12,151	—
Unrealized losses on derivative instruments (Note 17)	4,500	10,442
Loss on sale of mining interest (Note 10)	—	2,804
Other	20,694	(4,029)
	794,961	425,944

Changes in non-cash working capital:

	2023	2022
	$	$

Accounts receivable and prepaids	147	(3,915)
Value-added and other tax receivables	(10,634)	3,402
Inventories	(24,331)	(50,273)
Accounts payable and accrued liabilities	(21,378)	1,188
Current income and other taxes payable	49,658	994
	(6,538)	(48,604)

Other exploration:

	2023	2022
	$	$

Fekola Mine, exploration	(3,728)	(15,214)
Masbate Mine, exploration	(3,808)	(4,759)
Otjikoto Mine, exploration	(3,863)	(3,476)
Menankoto Property, exploration	(12,262)	(8,166)
Bantako North Property, exploration	(9,523)	(8,608)
Bakolobi Property, exploration	(8,665)	(2,031)
Dandoko Property, exploration	(6,097)	(896)
Finland Properties, exploration	(7,181)	(9,962)
George Property, exploration	(5,131)	—
Goose Project, exploration	(10,595)	—
Uzbekistan Properties, exploration	(1,089)	(4,072)
Other	(4,063)	(6,445)
	(76,005)	(63,629)
Non-cash investing and financing activities:

	2023	2022
	$	$

Common shares issued on acquisition of Sabina Gold & Silver Corp. (Note 6)	925,375	—
Fair value of B2Gold replacement options issued on acquisition of Sabina Gold & Silver Corp. (Note 6)	5,075	—
Contingent consideration on purchase of Gramalote Property (Note 10)	14,297	—
Change in current liabilities relating to mining interest expenditures	29,257	1,956
Interest on loan to non-controlling interest	4,910	4,116
Foreign exchange (losses) gains on Fekola equipment loan facility	(411)	2,716
Share-based payments, capitalized to mining interests	694	1,036
Shares issued on acquisition of Oklo Resources Limited (Note 10)	—	35,658
Share consideration received on sale of Ondundu Property (Note 10)	—	6,955
Deferred consideration on sale of Ondundu Property (Note 10)	—	3,850